Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Anti Dilutive Securities Excludes from Computation

The following table sets forth the potentially dilutive securities excluded from the computation of diluted net loss per share because such securities have an anti-dilutive impact due to losses reported, as of March 31,:

	2019	2018
Options to purchase common stock	15,841,000	13,781,000
Convertible preferred stock	4,828,530	4,828,530
Warrants to purchase common stock	5,500,000	5,600,000
Common stock subject to repurchase	-	(507,079)
Potential shares excluded from diluted net loss per share	26,169,530	23,702,451

The following table sets forth the potentially dilutive securities excluded from the computation of diluted net loss per share because such securities have an anti-dilutive impact due to losses reported:

	2018	2017
Options to purchase common stock	12,581,000	9,625,000
Convertible preferred stock	4,828,530	4,828,530
Warrants to purchase common stock	4,500,000	5,905,000
Common stock subject to repurchase	(507,079)	(507,079)
Potential shares excluded from diluted net loss per share	21,402,451	19,851,451